Inventory - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Inventory [Line Items]
Inventory write down		$ 0	$ 15,433
Provision for inventory reserves		10,828	3,667
Settlement of damaged inventory		2,300	3,000
Bulk Wine and Spirits
Inventory [Line Items]
Inventory valuation reserves		600	2,200
Bottled Wine and Spirits
Inventory [Line Items]
Inventory valuation reserves		3,200	1,800
Bottling and Packaging Supplies
Inventory [Line Items]
Inventory valuation reserves		$ 600	400
Inventory Count Adjustments [Member]
Inventory [Line Items]
Inventory write down			12,400
Inventory Remediation Efforts [Member]
Inventory [Line Items]
Inventory write down			$ 3,000
Bulk Wine [Member]
Inventory [Line Items]
Inventory write down	$ 6,200